Supplementary information on oil and gas activities (unaudited) - Summary of standardized measure of discounted future cash flows (Parenthetical) (Detail)	Dec. 31, 2025 $ / ft³	Dec. 31, 2024 $ / ft³
Bottom of range [member] | Oil Condensate and C5 Plus [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	69.44	69.44
Bottom of range [member] | Liquefied Petroleum Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	25.72	25.72
Bottom of range [member] | Commercial Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Commercial gas per cubic feet	3.89	3.89
Top of range [member] | Oil Condensate and C5 Plus [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	63.99	66.5
Top of range [member] | Liquefied Petroleum Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel	32.7	25.4
Top of range [member] | Commercial Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Commercial gas per cubic feet	3.19	3.55